OTHER NON-CURRENT ASSETS - Other Non-current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 2,795	$ 2,815
Derivative assets	51	68
Securities - FVTOCI	178	230
Other marketable securities	30	29
Restricted cash	150	182
Inventory	577	937
Accounts receivable	86	90
Other	107	161
Total other non-current assets	$ 3,974	$ 4,512